Taxes - Taxes payable (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income taxes	$ 3,114,811	$ 2,805,722
Other taxes	227,316	169,324
Total	3,342,127	2,975,046
Taxes payable	3,342,127	2,974,059
Discontinued operations
Taxes payable	0	987
Continuing operations
Taxes payable	$ 3,342,127	$ 2,974,059